Annual Fund Operating Expenses	Apr. 30, 2026
Johnson Equity Income Fund | Johnson Equity Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Shareholder Servicing Fee	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Johnson Equity Income Fund | Johnson Equity Income Fund | Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Shareholder Servicing Fee	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.00%
Johnson Opportunity Fund | Johnson Opportunity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Shareholder Servicing Fee	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.90%
Johnson Opportunity Fund | Johnson Opportunity Fund | Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Shareholder Servicing Fee	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.15%
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Johnson Enhanced Return Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Shareholder Servicing Fee	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Servicing Fee	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.25%
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	0.40%
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund | Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Servicing Fee	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.50%
Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.25%
Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	0.40%
Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	0.25%
Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.15%)	[3]
Net Expenses (as a percentage of Assets)	0.40%
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
Johnson Municipal Income Fund | Johnson Municipal Income Fund | Johnson Municipal Income Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Shareholder Servicing Fee	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.30%

[1]	Effective May 1, 2026, the Adviser has contractually agreed to waive a portion (0.05%) of its management fee for the fund, at least through April 30, 2027, so that the Management Fee is 0.25% for the period. The Adviser may not unilaterally change the contract until May 1, 2027. Additionally, a portion (0.10%) of the 12b-1 fee is also being waived through April 30, 2027 for Class F shares.
[2]	Effective May 1, 2026, the Adviser has contractually agreed to waive a portion (0.05%) of its management fee for the fund, at least through April 30, 2027, so that the Management Fee is 0.25% for the period. The Adviser may not unilaterally change the contract until May 1, 2027. Additionally, a portion (0.10%) of the 12b-1 fee is also being waived through April 30, 2027 for Class F shares.
[3]	Effective May 1, 2026, the Adviser has contractually agreed to waive a portion (0.05%) of its management fee for the fund, at least through April 30, 2027, so that the Management Fee is 0.25% for the period. The Adviser may not unilaterally change the contract until May 1, 2027. Additionally, a portion (0.10%) of the 12b-1 fee is also being waived through April 30, 2027 for Class F shares.